Trade and other receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2022	December 31, 2021
Trade accounts receivable	$25,812	$19,423
Other receivables	10,103	6,586
Contract assets	12,781	20,386
	$48,696	$46,395
Contract assets
Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2022 for engineering services and technology transfer services.

Contract assets	December 31, 2022
At January 1, 2022	$20,386
Additions to contract assets	13,306
Invoiced during the year	(20,911)
At December 31, 2022	$12,781

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 33.